Inventory	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventory
7. Inventory

Inventory consisted of the following:

	As of December 31,
	2024	2025
Finished goods	3,898,396	6,081,927
Raw materials	1,634,792	2,736,646
Work-in-process	29,734	1,562,095

Total	5,562,922	10,380,668

Finished goods primarily consist of vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at its delivery and service centers and charging piles.
Raw materials primarily consist of materials for volume production as well as spare parts used for aftersales services.
Work-in-process
primarily consist of vehicles in production which will be transferred into production cost when incurred.
Inventory write-downs recorded in cost of sales for the years ended December 31, 2023, 2024, and 2025 were

RMB
1,054,711
, RMB943,734 and RMB555,368 respectively. This amount comprised write-downs on excess of dedicated raw materials of
RMB
77,310
, RMB
35,000
and RMB105,107 for the respective years, resulting from the cessation or upgrade of certain models.